Equity accounted investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Equity accounted investees
Investment in joint venture at beginning of period	$ 30	$ 28
Impairment charge	$ (30)
Foreign exchange on translation		2
Investment in joint venture at end of period		$ 30